Stock-Based Compensation-Schedule Of Stock-Based Compensation Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Stock Compensation Plan I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The compensation cost recognized	¥ 917	¥ 713
Stock Compensation Plan II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The compensation cost recognized	¥ 1,247	¥ 1,287	¥ 868